Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property and equipment, net consisted of the following (in thousands):

	December 31,
	2020	2019
Laboratory machinery and equipment	$6,227	$5,878
Office and computer equipment	234	213
Leasehold improvements	3,369	3,306

	9,830	9,397
Less: Accumulated depreciation	(3,786)	(2,212)

Property and equipment, net	$6,044	$7,185